Annual Fund Operating Expenses - Harbor Mid Cap Value Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%	[2]
Total Annual Fund Operating Expenses	0.82%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.77%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	0.90%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.85%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	1.15%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.10%	[1]
Investor Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%	[2]
Total Annual Fund Operating Expenses	1.26%
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.21%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2022. Additionally, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.77%, 0.85%, 1.10% and 1.21% for the Retirement Class, Institutional Class, Administrative Class and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.